CONVERTIBLE BRIDGE LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF CARRYING AMOUNT OF CONVERTIBLE BRIDGE LOANS

A.	The following tabular presentation reflects the reconciliation of the carrying amount of the convertible bridge loans, notes and similar instruments during the year ended December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Opening balance	$5,965	$3,427
Plus: Net cash consideration received	16,000	2,390
Plus: Consideration in purchase of subsidiary	4,989	-
Less: Repayments of convertible bridge loans	(1,027)	-
Less: Recognition of liability related to conversion feature of convertible bridge loans	(7,420)	(2,893)
Less: Fair value of detachable instruments accounted for as equity component	(5,422)	(758)
Plus: Changes in terms of straight loans to convertible loans	1,164	1,185
Less: Partial conversion of convertible bridge loans into equity	(17,111)	(4,639)
Less: Modification of convertible bridge loans transactions	3,384	(3,375)
Less: Issuance of shares as collateral as result of repayment default	(870)	-
Plus: Amortization of discounts and accrued interest expenses	7,335	1,655
Plus: Change in fair value of convertible bridge loans	18,419	8,973
Closing balance	$25,406	$5,965